FGF-Q1

Quarterly Report
August 31, 2025
MFS®  International Growth Fund

Portfolio of Investments
8/31/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 98.5%
Aerospace & Defense – 2.3%
Rolls-Royce Holdings PLC	29,125,489	$421,216,240
Singapore Technologies Engineering Ltd.	7,605,700	45,450,972
		$466,667,212
Alcoholic Beverages – 4.1%
Diageo PLC	8,436,011	$233,629,242
Heineken N.V.	5,384,899	434,685,696
Pernod Ricard S.A.	1,472,391	167,431,865
		$835,746,803
Apparel Manufacturers – 2.7%
Burberry Group PLC (a)	3,977,445	$68,999,852
Kering S.A.	290,787	77,954,922
LVMH Moet Hennessy Louis Vuitton SE	667,795	393,829,784
		$540,784,558
Brokerage & Asset Managers – 3.8%
B3 S.A. - Brasil Bolsa Balcao	67,702,100	$162,079,965
Banco BTG Pactual S.A.	11,776,230	97,435,687
Deutsche Boerse AG	989,785	291,340,057
London Stock Exchange Group PLC	1,031,027	127,759,366
XP, Inc.	4,891,494	88,731,701
		$767,346,776
Business Services – 3.7%
Compass Group PLC	5,653,341	$191,943,284
Experian PLC	5,353,406	277,270,577
Nomura Research Institute Ltd.	6,035,100	238,028,237
Sodexo	929,090	55,760,139
		$763,002,237
Chemicals – 0.5%
UPL Ltd.	13,265,584	$107,623,019
Computer Software – 7.2%
Dassault Systemes SE	5,070,495	$157,790,442
Kingsoft Corp.	13,662,400	59,519,230
OBIC Co. Ltd.	5,525,100	195,216,835
Oracle Corp. Japan	1,295,300	134,637,865
SAP SE	2,641,483	716,015,708
Totvs S.A.	15,518,200	123,359,079
Wisetech Global Ltd.	1,243,771	82,440,583
		$1,468,979,742
Computer Software - Systems – 7.1%
Amadeus IT Group S.A.	5,493,014	$460,121,392
Cap Gemini S.A.	1,947,814	276,753,867
Hitachi Ltd.	26,250,500	707,220,791
		$1,444,096,050
Construction – 0.9%
James Hardie Industries PLC, GDR (a)	6,282,909	$127,620,592
Kingspan Group PLC	771,744	59,498,686
		$187,119,278

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 2.7%
AmorePacific Corp.	1,122,151	$97,101,072
Haleon PLC	25,870,277	126,892,558
Reckitt Benckiser Group PLC	4,470,907	334,171,087
		$558,164,717
Electrical Equipment – 3.3%
Schneider Electric SE	2,775,749	$682,105,536
Electronics – 6.4%
ASML Holding N.V.	242,057	$180,273,951
Taiwan Semiconductor Manufacturing Co. Ltd.	29,648,000	1,116,208,837
		$1,296,482,788
Energy - Independent – 0.7%
Reliance Industries Ltd.	9,513,949	$146,359,902
Food & Beverages – 2.9%
Nestle S.A.	6,376,615	$600,803,605
Food & Drug Stores – 0.5%
Sugi Holdings Co. Ltd.	4,161,800	$105,181,349
Gaming & Lodging – 3.2%
Aristocrat Leisure Ltd.	3,893,544	$185,274,476
Flutter Entertainment PLC (a)	1,031,903	316,969,645
Lottery Corp. Ltd.	9,919,239	38,106,744
Sands China Ltd.	39,200,400	101,981,086
		$642,331,951
Insurance – 2.6%
AIA Group Ltd.	55,582,600	$525,978,796
Interactive Media Services – 1.2%
LY Corp.	31,632,100	$100,909,316
NAVER Corp.	880,795	135,584,782
		$236,494,098
Internet – 0.5%
Mercadolibre, Inc. (a)	42,814	$105,875,169
Leisure & Toys – 1.5%
Tencent Holdings Ltd.	4,007,300	$309,879,228
Machinery & Tools – 7.5%
Assa Abloy AB	11,122,694	$392,634,800
Atlas Copco AB, “A”	1,928,742	30,771,836
Delta Electronics, Inc.	15,997,000	369,260,845
GEA Group AG	4,228,548	307,702,019
RB Global, Inc. (l)	3,812,835	436,740,142
		$1,537,109,642
Major Banks – 1.4%
DBS Group Holdings Ltd.	7,143,040	$281,537,369
Medical Equipment – 4.7%
EssilorLuxottica	1,583,977	$482,175,190
Qiagen N.V.	4,268,927	198,320,364
Sonova Holding AG	455,179	132,489,145

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – continued
Terumo Corp.	8,422,500	$152,993,455
		$965,978,154
Natural Gas - Distribution – 0.3%
China Resources Gas Group Ltd.	20,476,900	$52,587,716
Oil Services – 0.4%
Tenaris S.A.	4,734,009	$85,926,981
Other Banks & Diversified Financials – 5.7%
Credicorp Ltd.	976,212	$251,081,726
Element Fleet Management Corp.	9,100,092	242,518,926
Grupo Financiero Banorte S.A. de C.V.	17,744,154	162,282,788
HDFC Bank Ltd.	31,673,488	341,334,171
Kasikornbank Co. Ltd.	14,754,400	76,516,104
Kotak Mahindra Bank Ltd.	3,565,719	79,229,533
		$1,152,963,248
Pharmaceuticals – 6.8%
AstraZeneca PLC	2,118,332	$337,563,853
Daiichi Sankyo Co. Ltd.	9,398,900	224,290,323
Merck KGaA	897,844	113,756,976
Novo Nordisk A.S., “B”	2,619,728	147,312,741
Roche Holding AG	1,706,253	555,067,995
		$1,377,991,888
Precious Metals & Minerals – 4.4%
Agnico Eagle Mines Ltd.	2,824,050	$407,172,345
Franco-Nevada Corp.	2,090,390	393,967,775
Northern Star Resources Ltd. Co.	7,391,335	93,218,213
		$894,358,333
Restaurants – 0.5%
Yum China Holdings, Inc.	1,634,926	$73,113,891
Yum China Holdings, Inc.	697,850	31,278,146
		$104,392,037
Specialty Chemicals – 7.0%
Air Liquide S.A.	2,002,953	$412,928,303
Akzo Nobel N.V.	1,505,391	103,908,248
Linde PLC	1,011,695	483,883,602
Resonac Holdings Corp.	4,665,500	121,211,070
Sika AG	501,550	116,275,105
Symrise AG	1,893,124	183,338,291
		$1,421,544,619
Specialty Stores – 2.0%
Alibaba Group Holding Ltd.	9,134,500	$154,144,688
Pan Pacific International Holdings Corp.	4,004,493	144,675,969
Zalando SE (a)	4,145,678	115,430,671
		$414,251,328
Total Common Stocks		$20,079,664,129
Mutual Funds (h) – 1.4%
Money Market Funds – 1.4%
MFS Institutional Money Market Portfolio, 4.33% (v)	279,590,082	$279,618,041

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Collateral for Securities Loaned – 0.0%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 4.23% (j)	5,420,250	$5,420,250

Other Assets, Less Liabilities – 0.1%		27,490,436
Net Assets – 100.0%		$20,392,192,856

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $279,618,041 and
$20,085,084,379, respectively.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
GDR	Global Depositary Receipt
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
8/31/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
France	$2,706,730,048	$—	$—	$2,706,730,048
Japan	578,756,767	1,545,608,443	—	2,124,365,210
United Kingdom	2,119,446,059	—	—	2,119,446,059
Germany	1,925,904,086	—	—	1,925,904,086
Taiwan	—	1,485,469,682	—	1,485,469,682
Canada	1,480,399,188	—	—	1,480,399,188
Switzerland	1,404,635,850	—	—	1,404,635,850
United States	906,728,416	—	—	906,728,416
Netherlands	718,867,895	—	—	718,867,895
Other Countries	2,910,321,241	2,296,796,454	—	5,207,117,695
Investment Companies	285,038,291	—	—	285,038,291
Total	$15,036,827,841	$5,327,874,579	$—	$20,364,702,420
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended August 31, 2025:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$566,303,964	$618,293,000	$905,003,429	$(30,229)	$54,735	$279,618,041

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$4,326,073	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of August 31, 2025, are as follows:
France	13.3%
Japan	10.4%
United Kingdom	10.4%
Germany	9.5%
Taiwan	7.3%
Canada	7.3%
Switzerland	6.9%
United States	5.9%
Netherlands	3.5%
Other Countries	25.5%